SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of presentation	Basis of presentation
These unaudited interim condensed consolidated financial statements of the partnership have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board, or the IASB, and using the accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2020, except for the impact of the adoption of the new accounting policies and standards described below. The accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2020 are disclosed in Note 2 of such consolidated financial statements, with which reference should be made in reading these unaudited interim condensed consolidated financial statements. All defined terms are also described in the annual consolidated financial statements. The unaudited interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the accounting policies. The critical accounting estimates and judgments have been set out in Note 2 to the partnership’s consolidated financial statements as at and for the year ended December 31, 2020. There have been no significant changes to the method of determining significant estimates and judgments since December 31, 2020.
These unaudited interim condensed consolidated financial statements were approved by the partnership’s Board of Directors and authorized for issue on August 6, 2021.

Critical accounting judgments and measurement uncertainty	Critical accounting judgments and measurement uncertainty
The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
In March 2020, the World Health Organization declared a global pandemic related to COVID-19. To date, there has been significant volatility in capital markets, commodity prices and foreign currencies, restrictions on the conduct of business in many jurisdictions, and the global movement of people and some goods has become restricted. The partnership considered the impacts of these circumstances on the key critical judgments, estimates and assumptions that affect the reported and contingent amount of assets, liabilities, revenues and expenses, including whether goodwill, intangible assets and property, plant and equipment needed to be reevaluated for impairment as of June 30, 2021. The partnership has a diversified portfolio of operating businesses, many of which provide essential products and services to their customers. Based on its assessments, no additional impairments were required as at June 30, 2021. The partnership will continue to monitor the situation and review its critical estimates and judgments as circumstances evolve.

New accounting policies adopted	New accounting policies adopted
(i)    IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 amendments for IBOR reform
The amendments provide temporary relief which address the financial reporting effects when an interbank offered rate (“IBOR”) is replaced with an alternative nearly risk-free interest rate (“RFR”).
The amendments include the following practical expedients:
•A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest;
•Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued; and
•Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.
These amendments had no impact on the unaudited interim condensed consolidated financial statements of the partnership. The partnership intends to use the practical expedients in future periods when they become applicable.

Future changes in accounting policies	Future changes in accounting policies
(i)Insurance contracts
In May 2017, the IASB published IFRS 17, Insurance contracts (“IFRS 17”), a comprehensive standard that establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will replace IFRS 4, Insurance contracts. In June 2020, the IASB decided on a further deferral of the effective date of IFRS 17 from annual periods beginning on or after January 1, 2021 to annual periods beginning on or after January 1, 2023.
The measurement approach under IFRS 17 is based on the following:
•fulfillment cash flows which comprise:
◦a current, unbiased probability-weighted estimate of future cash flows expected to arise as the insurer fulfills the contract;
◦the effect of the time value of money; and
◦a risk adjustment that measures the effects of uncertainty about the amount and timing of future cash flows;
•a contractual service margin which represents the unearned profit in a contract and that is recognized in profit or loss over time as the insurance coverage is provided.
There will also be a new financial statement presentation for insurance contracts and additional disclosure requirements.
IFRS 17 requires the partnership to distinguish between groups of contracts expected to be profit-making and groups of contracts expected to be onerous. IFRS 17 is to be applied retrospectively to each group of insurance contracts. If full retrospective application to a group of contracts is impracticable, the modified retrospective or fair value method may be used. The partnership is currently assessing the impact of IFRS 17 on its financial statements.
(ii)Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2023. The partnership is currently assessing the impact of these amendments.
(iii)     Amendment to IAS 12 – Income taxes (“IAS 12”)
The amendment clarifies that the initial recognition exception does not apply to the initial recognition of leases and decommissioning obligations. The amendment to IAS 12 applies to annual reporting periods beginning on or after January 1, 2023. The partnership is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS with potential impact on the partnership.